Pension and Other Postretirement Benefits - Schedule of Expected Benefit Payments (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	$ 48.6
2018	50.1
2019	51.5
2020	53.2
2021	55.1
2022-2026	294.2
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	4.1
2018	4.3
2019	4.4
2020	4.5
2021	4.5
2022-2026	20.6
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	2.9
2018	2.9
2019	2.9
2020	2.9
2021	2.9
2022-2026	$ 14.4